SCHEDULES OF COMPANY’S PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES (Details) - Customer Concentration Risk [Member] - Accounts Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vendor A [Member]
Concentration Risk [Line Items]
Percentage of purchases	8.70%	17.00%	15.20%
Accounts payable	$ 2,316,000
Vendor B [Member]
Concentration Risk [Line Items]
Percentage of purchases	23.50%
Accounts payable	$ 6,292,000